Schedule of Weighted Average Shares Outstanding - Basic And Diluted (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Company public shares					196,330	196,330
Company initial stockholders					170,159	170,159
PCCU stockholders					1,129,307	998,896
Issuance of Equity for Marketing Services					3,939
Shares issued for Abaca acquisition					396,790	157,762
Restricted stock		10,783		10,783	65,404	49,980
Conversion of Preferred stock					810,938	555,601
Grand total	2,826,468	2,771,550	2,806,841	2,766,086	2,772,867	2,128,728
Shares used in computation of basic (loss) income per share	2,826,468	2,771,550	2,806,841	2,766,086	2,772,867	2,128,728
Shares to be issued to Abaca shareholders		37,500		37,500
Conversion of preferred stock		4,440		4,440	4,440	44,040
Total	2,826,468	2,824,273	2,806,841	2,818,809	2,772,867	2,128,728